Share-based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2018	Jan. 02, 2016	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payments (Textual)
Weighted average fair value of options granted						$ 600
Weighted average fair value of options granted price		$ 4.28			$ 1.04
Shares granted					559,875		249,000
Share exercise price granted					$ 2.04		$ 3.63
2010 Employee Share Option Scheme [Member]
Share-based Payments (Textual)
Weighted average fair value of options granted price				$ 0.98
Shares granted	424,000
Share exercise price granted	$ 2.50
Minimum [Member]
Share-based Payments (Textual)
Exercise prices for options outstanding					0.73	0.72	0.73
Maximum [Member]
Share-based Payments (Textual)
Exercise prices for options outstanding					$ 3.71	$ 3.60	$ 3.63